Average Annual Total Returns - MFS Research International Portfolio	Apr. 30, 2021
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	7.82%
5 Years	7.45%
10 Years	5.51%
MSCI All Country World (ex-U.S.) Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	10.65%
5 Years	8.92%
10 Years	4.92%
Class A
Average Annual Return:
1 Year	13.28%
5 Years	9.91%
10 Years	6.32%
Class B
Average Annual Return:
1 Year	13.02%
5 Years	9.64%
10 Years	6.05%
Class E
Average Annual Return:
1 Year	13.06%
5 Years	9.76%
10 Years	6.15%